UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend AchieversTM Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Dividend AchieversTM Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—2.3%
General Dynamics Corp.	57,500	$3,184,925
United Technologies Corp.	142,200	7,745,634

		10,930,559

Automotive—0.5%
Johnson Controls, Inc.	95,300	2,466,364

Basic Materials—3.0%
Nucor Corp.	53,200	2,365,804
PPG Industries, Inc.	67,100	3,690,500
Praxair, Inc.	31,600	2,470,488
RPM International, Inc.	220,600	3,520,776
Sherwin-Williams Co. (The)	21,000	1,212,750
Vulcan Materials Co.	24,300	1,153,764

		14,414,082

Building & Development—0.2%
Masco Corp.	90,700	1,263,451

Consumer Products—28.8%
Altria Group, Inc.	527,650	9,249,704
Archer-Daniels-Midland Co.	74,500	2,243,940
Clorox Co.	40,925	2,496,834
Coca-Cola Co. (The)	406,550	20,262,452
Colgate-Palmolive Co.	71,900	5,208,436
Family Dollar Stores, Inc.	32,000	1,005,440
Fastenal Co.	32,875	1,169,364
H&R Block, Inc.	54,800	914,612
Harley-Davidson, Inc.	95,100	2,149,260
Hershey Co. (The)	30,450	1,216,478
Home Depot, Inc.	86,875	2,253,538
Kimberly-Clark Corp.	101,250	5,918,062
Lowe’s Cos., Inc.	229,400	5,152,324
McDonald’s Corp.	235,300	12,955,618
PepsiCo, Inc.	202,875	11,513,156
Philip Morris International, Inc.	197,900	9,222,140
Procter & Gamble Co. (The)	263,075	14,603,293
Sysco Corp.	91,475	2,173,446
Target Corp.	126,250	5,507,025
TJX Cos., Inc.	80,100	2,902,023
Universal Corp.	66,300	2,524,041
VF Corp.	18,450	1,193,531
Wal-Mart Stores, Inc.	348,775	17,396,897

		139,231,614

Energy—8.2%
Chevron Corp.	300,550	20,879,208
Exxon Mobil Corp.	265,100	18,660,389

		39,539,597

Financial Institutions—11.3%
Aflac, Inc.	87,100	3,297,606
Allstate Corp. (The)	84,600	2,276,586
Associated Banc-Corp.	69,600	754,464
Bank of Hawaii Corp.	62,800	2,409,636
BB&T Corp.	242,800	5,555,264
Chubb Corp.	51,800	2,392,124
Mercury General Corp.	36,900	1,294,083
Northern Trust Corp.	25,600	1,531,136
State Street Corp.	22,000	1,106,600
T. Rowe Price Group, Inc.	69,100	3,227,661
TCF Financial Corp.	173,500	2,453,290
U.S. Bancorp	344,800	7,037,368
Valley National Bancorp	99,016	1,259,484
Wells Fargo & Co.	814,400	19,920,224

		54,515,526

Health Care—5.5%
Becton Dickinson & Co.	37,800	2,462,670
Johnson & Johnson	285,800	17,402,362
Medtronic, Inc.	185,900	6,584,578

		26,449,610

Industrials—20.9%
3M Co.	223,300	15,747,116
Abbott Laboratories	324,000	14,576,760

Common Stocks	Shares	Value

Industrials— (concluded)
Caterpillar, Inc.	125,800	$5,542,748
Dover Corp.	39,000	1,326,390
Eli Lilly & Co.	372,700	13,003,503
Emerson Electric Co.	233,400	8,491,092
General Electric Co.	1,178,100	15,786,540
Leggett & Platt, Inc.	77,925	1,351,999
Parker Hannifin Corp.	29,300	1,297,404
Pfizer, Inc.	1,229,000	19,577,970
Stanley Works (The)	74,400	2,987,160
W.W. Grainger, Inc.	15,000	1,348,650

		101,037,332

Media—0.3%
McGraw-Hill Cos., Inc. (The)	42,100	1,319,835

Real Estate Investment Trust—1.3%
HCP, Inc.	60,500	1,558,480
Liberty Property Trust	60,200	1,671,754
Realty Income Corp.	59,700	1,407,726
Vornado Realty Trust	30,014	1,531,314

		6,169,274

Technology—6.7%
Automatic Data Processing, Inc.	90,000	3,352,500
International Business Machines Corp.	192,600	22,713,318
Linear Technology Corp.	91,000	2,445,170
Paychex, Inc.	51,000	1,351,500
Pitney Bowes, Inc.	128,754	2,658,770

		32,521,258

Telecommunications—5.5%
AT&T Inc.	746,700	19,585,941
CenturyTel, Inc.	222,900	6,996,831

		26,582,772

Transportation—0.3%
C.H. Robinson Worldwide, Inc.	28,000	1,526,840

Utilities—4.4%
Atmos Energy Corp.	114,500	3,109,820
Consolidated Edison, Inc.	168,600	6,636,096
FPL Group, Inc.	57,300	3,247,191
Progress Energy, Inc.	167,500	6,606,200
Vectren Corp.	67,300	1,652,888

		21,252,195

Total Long-Term Investments (Cost—$511,693,561)—99.2%		479,220,309

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (a)(b)	6,043,050	6,043,050

Total Short-Term Securities (Cost—$6,043,050)—1.2%		6,043,050

Total Investments Before Outstanding Options Written (Cost—$517,736,611*)—100.4%		485,263,359

Options Written	Contracts

Exchange-Traded Call Options Written—(0.6)%
Abbott Laboratories, Strike Price $48, Expires 9/21/09	(640)	(28,800)
Aflac, Inc., Strike Price $32, Expires 8/24/09	(170)	(101,150)
Allstate Corp. (The), Strike Price $26, Expires 8/24/09	(170)	(28,050)
Archer-Daniels-Midland Co., Strike Price $30, Expires 9/21/09	(150)	(26,250)
AT&T Inc., Strike Price $25, Expires 9/21/09	(1,500)	(249,750)
Automatic Data Processing, Inc., Strike Price $35, Expires 8/24/09	(90)	(22,500)
Automatic Data Processing, Inc., Strike Price $36, Expires 8/24/09	(90)	(15,075)

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (continued)
BB&T Corp., Strike Price $22.50, Expires 9/21/09	(500)	$(76,250)
Becton Dickinson & Co., Strike Price $70, Expires 8/24/09	(35)	(875)
Becton Dickinson & Co., Strike Price $75, Expires 9/21/09	(40)	(700)
C.H. Robinson Worldwide, Inc., Strike Price $55, Expires 8/24/09	(60)	(7,050)
Caterpillar, Inc., Strike Price $37, Expires 8/24/09	(250)	(183,750)
Chevron Corp., Strike Price $70, Expires 8/24/09	(600)	(72,000)
Coca-Cola Co. (The), Strike Price $47.50, Expires 8/24/09	(800)	(204,000)
Colgate-Palmolive Co., Strike Price $65, Expires 8/24/09	(12)	(9,180)
Colgate-Palmolive Co., Strike Price $75, Expires 8/24/09	(48)	(2,640)
Colgate-Palmolive Co., Strike Price $75, Expires 9/21/09	(93)	(11,625)
Dover Corp., Strike Price $35, Expires 8/24/09	(80)	(4,400)
Eli Lilly & Co., Strike Price $35, Expires 9/21/09	(745)	(78,225)
Emerson Electric Co., Strike Price $35, Expires 9/21/09	(150)	(36,000)
Emerson Electric Co., Strike Price $36, Expires 9/21/09	(165)	(30,113)
Family Dollar Stores, Inc., Strike Price $32.50, Expires 9/21/09	(65)	(5,687)
General Dynamics Corp., Strike Price $55, Expires 8/24/09	(40)	(6,600)
General Dynamics Corp., Strike Price $55, Expires 9/21/09	(75)	(19,125)
General Electric Co., Strike Price $12, Expires 8/24/09	(2,000)	(296,000)
General Electric Co., Strike Price $13, Expires 9/21/09	(350)	(33,600)
Harley-Davidson, Inc., Strike Price $19, Expires 8/24/09	(190)	(71,250)
HCP, Inc., Strike Price $25, Expires 9/21/09	(120)	(19,800)
Home Depot, Inc., Strike Price $26, Expires 8/24/09	(175)	(13,213)
Liberty Property Trust, Strike Price $25, Expires 8/24/09	(120)	(36,000)
Lowe’s Cos., Inc., Strike Price $22, Expires 9/21/09	(460)	(66,700)
Masco Corp., Strike Price $10, Expires 8/24/09	(180)	(71,100)
McGraw-Hill Cos., Inc. (The), Strike Price $35, Expires 9/21/09	(85)	(3,400)
Medtronic, Inc., Strike Price $35, Expires 8/24/09	(370)	(40,700)
Mercury General Corp., Strike Price $35, Expires 9/21/09	(70)	(9,975)
Northern Trust Corp., Strike Price $60, Expires 8/24/09	(50)	(8,500)
Nucor Corp., Strike Price $48, Expires 9/21/09	(105)	(11,550)
PepsiCo, Inc., Strike Price $57.50, Expires 9/21/09	(405)	(50,625)
Pfizer, Inc., Strike Price $15, Expires 9/21/09	(1,725)	(196,650)
Pfizer, Inc., Strike Price $16, Expires 9/21/09	(572)	(31,460)
Philip Morris International, Inc., Strike Price $45, Expires 8/24/09	(395)	(82,950)
Pitney Bowes, Inc., Strike Price $22.50, Expires 8/24/09	(130)	(975)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
PPG Industries, Inc., Strike Price $45, Expires 8/24/09	(130)	$(130,650)
Praxair, Inc., Strike Price $75, Expires 8/24/09	(65)	(27,300)
Sherwin-Williams Co. (The), Strike Price $55, Expires 8/24/09	(42)	(13,020)
Stanley Works (The), Strike Price $35, Expires 8/24/09	(28)	(13,860)
State Street Corp., Strike Price $50, Expires 9/21/09	(44)	(13,310)
Sysco Corp., Strike Price $25, Expires 8/24/09	(180)	(4,050)
T. Rowe Price Group, Inc., Strike Price $45, Expires 9/21/09	(140)	(49,000)
Target Corp., Strike Price $42, Expires 9/21/09	(250)	(77,500)
TCF Financial Corp., Strike Price $15, Expires 8/24/09	(175)	(3,937)
TCF Financial Corp., Strike Price $15, Expires 9/21/09	(175)	(10,500)
U.S. Bancorp, Strike Price $20, Expires 8/24/09	(690)	(58,650)
United Technologies Corp., Strike Price $50, Expires 8/24/09	(70)	(32,200)
United Technologies Corp., Strike Price $55, Expires 9/21/09	(215)	(37,625)
Universal Corp., Strike Price $40, Expires 8/24/09	(132)	(13,860)
VF Corp., Strike Price $65, Expires 9/21/09	(37)	(9,620)
Vornado Realty Trust, Strike Price $50, Expires 8/24/09	(60)	(13,950)
Vulcan Materials Co., Strike Price $45, Expires 8/24/09	(50)	(17,500)
W.W. Grainger, Inc., Strike Price $80, Expires 8/24/09	(30)	(30,150)
Wal-Mart Stores, Inc., Strike Price $50, Expires 8/24/09	(270)	(21,600)
Wal-Mart Stores, Inc., Strike Price $50, Expires 9/21/09	(430)	(56,115)
Wells Fargo & Co., Strike Price $27, Expires 8/24/09	(815)	(12,225)
Wells Fargo & Co., Strike Price $27, Expires 9/21/09	(815)	(48,900)

Total Exchange-Traded Call Options Written		(2,959,765)

Over-the-Counter Call Options Written—(0.3)%
3M Co., Strike Price $61.90, Expires 8/04/09, Broker Morgan Stanley & Co., Inc.	(44,600)	(387,128)
Atmos Energy Corp., Strike Price $26.51, Expires 9/25/09, Broker Credit Suisse First Boston	(23,000)	(23,203)
Bank of Hawaii Corp., Strike Price $42.34, Expires 8/14/09, Broker Credit Suisse First Boston	(12,500)	(188)
CenturyTel, Inc., Strike Price $33, Expires 8/25/09, Broker Morgan Stanley & Co., Inc.	(44,500)	(14,339)
Chubb Corp., Strike Price $40.95, Expires 8/13/09, Broker Morgan Stanley & Co., Inc.	(10,000)	(52,300)
Clorox Co., Strike Price $58.58, Expires 9/03/09, Broker Morgan Stanley & Co., Inc.	(8,000)	(25,234)
Consolidated Edison, Inc., Strike Price $37.81, Expires 8/17/09, Broker Goldman Sachs & Co.	(34,000)	(54,740)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Emerson Electric Co., Strike Price $34.81, Expires 8/10/09, Broker Citigroup Global Markets	(15,000)	$(31,974)
Exxon Mobil Corp., Strike Price $73.86, Expires 8/07/09, Broker Citigroup Global Markets	(53,000)	(2,851)
Fastenal Co., Strike Price $36.88, Expires 9/14/09, Broker UBS Securities LLC	(7,000)	(8,406)
FPL Group, Inc., Strike Price $56.94, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(11,500)	(15,659)
H&R Block, Inc., Strike Price $16.89, Expires 8/17/09, Broker Citigroup Global Markets	(11,000)	(3,281)
Hershey Co. (The), Strike Price $39.29, Expires 9/18/09, Broker Credit Suisse First Boston	(6,000)	(9,388)
International Business Machines Corp., Strike Price $111.30, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(10,000)	(75,168)
International Business Machines Corp., Strike Price $116.96, Expires 9/03/09, Broker Morgan Stanley & Co., Inc.	(28,500)	(119,010)
Johnson & Johnson, Strike Price $56, Expires 8/27/09, Broker UBS Securities LLC	(570)	(308,370)
Johnson Controls, Inc., Strike Price $23.43, Expires 8/17/09, Broker Credit Suisse First Boston	(19,000)	(41,648)
Kimberly-Clark Corp., Strike Price $59.10, Expires 9/25/09, Broker Goldman Sachs & Co.	(11,500)	(16,365)
Linear Technology Corp., Strike Price $25.50, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(18,000)	(27,540)
McDonald’s Corp., Strike Price $60, Expires 8/21/09, Broker Goldman Sachs & Co.	(20,000)	(1,062)
Parker Hannifin Corp., Strike Price $44, Expires 8/17/09, Broker Barclays Capital, Inc.	(60)	(9,241)
Paychex, Inc., Strike Price $28.50, Expires 8/07/09, Broker UBS Securities LLC	(10,000)	(5)
Pfizer, Inc., Strike Price $15.14, Expires 8/17/09, Broker Citigroup Global Markets	(16,000)	(15,448)
Pitney Bowes, Inc., Strike Price $22.50, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(13,000)	(2,371)
Procter & Gamble Co. (The), Strike Price $56.14, Expires 8/14/09, Broker Goldman Sachs & Co.	(15,500)	(18,564)
Procter & Gamble Co. (The), Strike Price $56.53, Expires 8/31/09, Broker Goldman Sachs & Co.	(37,100)	(57,368)
Progress Energy, Inc., Strike Price $36.50, Expires 8/12/09, Broker UBS Securities LLC	(33,500)	(97,820)
Realty Income Corp., Strike Price $23.50, Expires 9/18/09, Broker Citigroup Global Markets	(12,000)	(10,823)
RPM International, Inc., Strike Price $15.50, Expires 9/24/09, Broker Citigroup Global Markets	(44,000)	(30,681)
Stanley Works (The), Strike Price $37.30, Expires 8/21/09, Broker JPMorgan Chase Securities	(12,000)	(34,907)
TJX Cos., Inc., Strike Price $32, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(16,000)	(71,573)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Valley National Bancorp, Strike Price $13.49, Expires 9/28/09, Broker Citigroup Global Markets	(19,800)	$(2,019)
Vectren Corp., Strike Price $24.31, Expires 8/04/09, Broker UBS Securities LLC	(13,500)	(4,901)

Total Over-the-Counter Call Options Written		(1,573,575)

Total Options Written (Premiums Received $2,442,154)—(0.9)%		(4,533,340)

Total Investments Net of Outstanding Options Written— 99.5%		480,730,019
Other Assets in Excess of Liabilities—0.5%		2,514,076

Net Assets—100.0%		$483,244,095

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$517,461,485

Gross unrealized appreciation	$40,080,911
Gross unrealized depreciation	(72,279,037)

Net unrealized depreciation	$(32,198,126)

(a)	Represents current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	6,043,050	$89,896

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1:
Long-Term Investments[1]	$479,220,309
Short-Term Securities	6,043,050
Total Level 1	485,263,359
Level 2	—
Level 3	—

Total	$485,263,359

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(2,959,765)
Level 2	(1,573,575)
Level 3	—

Total	$(4,533,340)

[2]	Other financial instruments are options written and are shown at market value.

JULY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend AchieversTM Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Dividend AchieversTM Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Dividend AchieversTM Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Dividend AchieversTM Trust

Date: September 22, 2009